Share-Based Compensation - Schedule of Company’s Restricted Stock Unit Activity (Details) - Restricted Stock Unit Activity [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Company’s Restricted Stock Unit Activity [Line Items]
Number of shares, granted	16,667
Weighted-average grant date fair value, granted	$ 9.6
Weighted- Average Remaining Vesting Period, granted	2 years 7 months 6 days
Number of shares, vested	(142)
Weighted-average grant date fair value, vested	$ 48.9
Weighted- Average Remaining Vesting Period, vested
Number of shares, Forfeited/Expired/Cancelled	(597)
Weighted-average grant date fair value, Forfeited/Expired/Cancelled	$ 48.9
Weighted- Average Remaining Vesting Period, Forfeited/Expired/Cancelled
Number of shares, outstanding	16,667	739
Weighted-average grant date fair value, outstanding	$ 9.6	$ 48.9
Weighted-average remaining vesting period, outstanding	2 years 4 months 24 days	2 months 12 days